Payments, Details - CAD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project
#: 1
	$ 400,000	Royalties	Canada	snj:CA-QC	Municipality of Saint-Michel-des-Saints	Matawinie Project